As filed with the Securities and Exchange Commission on March 12, 2019

Securities Act Registration No. 333-220301

Investment Company Act Registration No. 811-23286

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[_]
Post-Effective Amendment No. 3	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 6	[x]

Harvest Volatility Edge Trust

(Exact Name of Registrant as Specified in Charter)

420 Lexington Ave., Suite 2620

New York, New York 10170

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 212-682-7822

Curtis F. Brockelman, Jr.

c/o Harvest Volatility Management, LLC

420 Lexington Ave., Suite 2620

New York, New York 10170

(Name and address of Agent for Service)

Copies of all communications to:

Julien Bourgeois, Esq.

Dechert LLP

1900 K Street N.W.

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[x]	immediately upon filing pursuant to paragraph (b)
[_]	on (date) pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 12th day of March, 2019.

Harvest Volatility Edge Trust

By:	/s/ Curtis F. Brockelman, Jr.
Curtis F. Brockelman, Jr., President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on this 12th day of March 2019.

Signature	Title

/s/ Curtis F. Brockelman, Jr.	Trustee and President (Principal Executive Officer)
Curtis F. Brockelman, Jr.

/s/ Richard M. Goldman*	Chairman, Trustee
Richard M. Goldman

/s/ Michael G. Doorley*	Trustee
Michael G. Doorley

/s/ Thomas F. Lydon, Jr.*	Trustee
Thomas F. Lydon, Jr.

/s/ P. Joseph Clough	Treasurer (Principal Financial and Accounting Officer)
P. Joseph Clough

By: /s/ Curtis F. Brockelman, Jr.* Curtis F. Brockelman, Jr., Attorney-in-Fact

*Pursuant to Power of Attorney Previously Filed

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase